SUBSEQUENT EVENTS, Business Combination (Q1) (Details)		3 Months Ended	12 Months Ended
	May 09, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Business Combination [Abstract]
Stock conversion basis at time of business combination		1	1
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	0.0001
Subsequent Event [Member] | Grindr [Member]
Business Combination [Abstract]
Aggregate exercise price of options (in dollars per share)	10.00
Aggregate exercise price of warrants (in dollars per share)	10.00
Share price (in dollars per share)	$ 10
Valuation amount | $	$ 1,584,000,000
Permitted distribution amount | $	$ 370,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Number of securities called by each warrant (in shares) | shares	1
Number of shares issued upon conversion of unit (in shares) | shares	1
Subsequent Event [Member] | Grindr [Member] | Warrant [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	0.25
Subsequent Event [Member] | Grindr [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	1
Subsequent Event [Member] | Grindr [Member] | Class B Ordinary Shares [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	1